Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Mobile	$60,959	$62,468	$121,540	$125,798
Web	27,277	12,719	54,839	26,985
Total	$88,236	$75,187	$176,379	$152,783
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
U.S.	$69,943	$65,629	$140,129	$133,831
Canada	5,065	5,006	9,820	10,020
United Kingdom	6,374	582	13,154	1,137
International-other (1)	6,854	3,970	13,276	7,795
Total	$88,236	$75,187	$176,379	$152,783
(1)Geographic location is presented as "International-other" when location data is not available.

Summary of Contract Assets and Liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of June 30,	As of December 31,
	2024	2023
Contract assets(1)	$533	$756
Contract liabilities	1,777	2,520
(1)Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.